RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - KEY MANAGEMENT PERSONNEL EMOLUMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Short-term employee benefits	¥ 5,753	¥ 9,209	¥ 5,745
Retirement scheme contributions	342	536	351
Total	¥ 6,095	¥ 9,745	¥ 6,096